Additional disclosures - Parent-Only Cash Flow Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	€ 9,315	€ 8,207	€ 7,486
Adjustments to profit	21,714	23,927	22,032
Net increase/(decrease) in operating assets	(51,550)	(18,349)	(17,966)
Increase (decrease) in operating liabilities	27,279	30,540	13,143
Income tax recovered/(paid)	(3,342)	(4,137)	(2,872)
CASH FLOWS FROM OPERATING ACTIVITIES	3,416	40,188	21,823
Investments (-)	(12,936)	(10,134)	(18,204)
Divestments (+)	16,084	6,126	4,440
CASH FLOWS FROM INVESTING ACTIVITIES	3,148	(4,008)	(13,764)
Proceeds from issuance of own equity instruments		7,072
Proceeds from disposal of own equity instruments	989	1,331	1,604
Payments for acquisition of own equity instrument	(1,026)	(1,309)	(1,380)
Dividends paid	(3,118)	(2,665)	(2,309)
Other payments related to financing activities	(925)	(1,802)	(943)
CASH FLOWS FROM FINANCING ACTIVITIES	(3,301)	4,206	(5,745)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(595)	(5,845)	(3,611)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	2,668	34,541	(1,297)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	110,995	76,454	77,751
CASH AND CASH EQUIVALENTS AT END OF PERIOD	113,663	110,995	76,454
Banco Santander S.A. | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	3,301	3,006	2,481
Adjustments to profit	11,576	1,824	1,245
Net increase/(decrease) in operating assets	(17,566)	(10,430)	36,393
Increase (decrease) in operating liabilities	13,411	21,915	(36,632)
Income tax recovered/(paid)	(279)	(839)	151
CASH FLOWS FROM OPERATING ACTIVITIES	10,443	15,476	3,638
Investments (-)	(1,472)	(8,818)	(4,419)
Divestments (+)	10,197	4,995	7,249
CASH FLOWS FROM INVESTING ACTIVITIES	8,725	(3,823)	2,830
Proceeds from issuance of own equity instruments		7,072
Proceeds from disposal of own equity instruments	805	1,004	957
Payments for acquisition of own equity instrument	(816)	(972)	(943)
Issuance of debt securities	2,750	2,894	2,346
Redemption of debt securities	(827)	(764)	(5,333)
Dividends paid	(3,118)	(2,665)	(2,308)
Other payments related to financing activities	(2)	532
CASH FLOWS FROM FINANCING ACTIVITIES	(1,208)	7,101	(5,281)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	237	(655)	289
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	18,197	18,099	1,476
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	33,734	15,635	14,159
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 51,931	€ 33,734	€ 15,635